Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000208376
Shareholder Report [Line Items]
Fund Name	Nicholas Partners Small Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	NPSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the Nicholas Partners Small Cap Growth Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nicfunds.com/small-cap-growth-fund-3/. You can also request this information by contacting us at 1-833-810-7345.
Additional Information Phone Number	1-833-810-7345
Additional Information Website	https://nicfunds.com/small-cap-growth-fund-3/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Partners Small Cap Growth Fund, Institutional Shares	$47	1.01%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.01%
AssetsNet	$ 99,888,957
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 442,720
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$99,888,957	78	$442,720	78%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	1.1%
Consumer Staples	1.7%
Real Estate	3.3%
Energy	3.9%
Financials	8.8%
Consumer Discretionary	11.2%
Information Technology	17.1%
Health Care	23.9%
Industrials	25.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Embraer ADR	4.6%
BWX Technologies	4.0%
Tanger	3.3%
REV Group	3.1%
Rush Street Interactive	2.7%
Palomar Holdings	2.5%
Insmed	2.5%
Wintrust Financial	2.4%
Western Alliance Bancorp	2.3%
OSI Systems	2.3%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-833-810-7345
Updated Prospectus Web Address	https://nicfunds.com/small-cap-growth-fund-3/